Income taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Income tax	$ (11,170,000)	$ (4,702,000)	$ 192,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	20,550,000
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	40.00%
Percentage Of Valuation Allowance	100.00%
Description Of Annual Utilization, Operating Loss Carry Forward	annual utilization is limited to 1,000,000 plus 50% of any taxable income in excess of this threshold
Pre Acquisition Tax Loss	4,900,000
Pre Acquisition Tax Loss Per Year	1,800,000
France [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	33.33%
Operating Loss Carryforwards	201,565,000
United States [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	36,609,000
French Government [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 35,222,000